UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21225
Eaton Vance Insured Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Massachusetts Municipal Bond Fund                                                         as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 182.1%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 2.5%
$600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$664,716
		$664,716
Hospital — 10.0%
$1,500	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	$1,595,025
1,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	1,037,250
		$2,632,275
Housing — 3.6%
$995	Massachusetts Housing Finance Agency, 4.50%, 6/1/38	$946,354
		$946,354
Insured-Escrowed / Prerefunded — 33.2%
$2,900	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,224,351
1,600	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), Prerefunded to 1/1/12, 5.375%, 1/1/42	1,705,648
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36 (1)	1,071,837
3,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	3,148,030
1,500	University of Massachusetts Building Authority, (AMBAC), Prerefunded to 11/1/14, 5.125%, 11/1/34	1,606,815
		$8,756,681
Insured-General Obligations — 12.1%
$2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	$2,215,880
1,000	Milford, (FSA), 4.25%, 12/15/46	889,030
75	Sandwich, (MBIA), 4.50%, 7/15/29	74,120
		$3,179,030
Insured-Hospital — 7.2%
$680	Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	$646,143
1,210	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	1,238,350
		$1,884,493

Insured-Lease Revenue / Certificates of Participation — 22.7%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,805,072
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,023,970
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)	830,871
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (1)	2,331,479
		$5,991,392
Insured-Other Revenue — 4.5%
$1,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,182,300
		$1,182,300
Insured-Pooled Loans — 9.3%
$2,400	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (1)	$2,463,520
		$2,463,520
Insured-Private Education — 22.3%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$1,119,300
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,336,442
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (1)	837,210
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,560,630
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	765,615
250	Massachusetts Industrial Finance Agency, (Tufts University), (MBIA), 4.75%, 2/15/28	250,840
		$5,870,037
Insured-Public Education — 11.4%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$800,219
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,036,470
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,179,417
		$3,016,106
Insured-Special Tax Revenue — 9.9%
$1,280	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32 (2)	$1,312,538
380	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	336,300

$1,000	Massachusetts School Building Authority, (AMBAC), 4.50%, 8/15/35	$957,630
		$2,606,468
Insured-Transportation — 10.1%
$3,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$1,398,896
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,260,238
		$2,659,134
Insured-Water and Sewer — 13.6%
$1,175	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$1,013,802
2,500	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	2,563,625
		$3,577,427
Nursing Home — 2.8%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.15%, 7/1/31	$736,202
		$736,202
Private Education — 6.9%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	$531,245
750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	764,100
500	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/24	516,780
		$1,812,125
Total Tax-Exempt Investments — 182.1% (identified cost $46,552,501)		$47,978,260
Other Assets, Less Liabilities — (23.2)%		$(6,125,260)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.9)%		$(15,502,972)
Net Assets Applicable to Common Shares — 100.0%		$26,350,028

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 85.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 25.2% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/07	28 U.S. Treasury Bond	Short	$(3,056,277)	$(3,017,000)	$39,277

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$1,050,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$36,014
Merrill Lynch Capital Services, Inc.	$1,100,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$44,879
Lehman Brothers, Inc.	$1,050,000	5.956%	3 month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(17,483)
					$63,410

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,763,580
Gross unrealized appreciation	$1,718,536
Gross unrealized depreciation	(268,856)
Net unrealized appreciation	$1,449,680

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Massachusetts Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	August 27, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 27, 2007